Share-Based Compensation	12 Months Ended
Aug. 31, 2019
Share-Based Compensation
Share-Based Compensation

13.   Share-Based Compensation

Amended and Restated 2015 Plan (the “Amended 2015 Plan”)

In connection with the Reorganization on September 17, 2017, the Company adopted the Amended and Restated 2015 Plan (the “Amended 2015 Plan”) to replace the 2015 Plan which was cancelled concurrently. Under the Amended 2015 Plan, the Board of Directors of the Company authorized to grant share options or other equity incentives to employees, directors or consultants to purchase up to an aggregate of 336,642,439 Class A ordinary shares. The employees generally received 102.10 options for each fully vested share that was outstanding as of September 17, 2017, totaling 63,880,024 fully vested options. The employees also received 16,442,655 and 49,634,837 share options at the same exchange ratio to replace the restricted shares that were vested or vesting on December 1, 2017 and 2018, respectively, as issued under the 2015 Plan. All of the share options contain a performance condition whereby no share options are exercisable until the consummation of a Qualified IPO. The share options expire 10 years from the date of grant. The Group accounted for the termination of the shares under the 2015 Plan and the concurrent issuance of options as replacement awards as a Type II modification in accordance with ASC 718, under which, the Group deferred the recognition of the incremental share-based compensation expense until the Qualified IPO occured. Upon the IPO completion date, the Group recognized incremental share-based compensation amounting to RMB39,881 (US$5,574).

From November 2017 to immediately before IPO, the Group granted 164,865,010 share options under the Amended 2015 Plan.  Whereas some of the share options carry requisite service periods of four years with: i) 50%,  25% and 25% of the share options vesting on the second, third and fourth anniversary of the vesting commencement date, respectively, or ii) 50% and 50% of the share options vesting on the second and fourth anniversary of the vesting commencement date, respectively, all of the share options contain the same IPO performance condition described in the paragraph above.

In February 2018, the Board of Directors approved an evergreen term of the Amended 2015 Plan which permits an annual 2.0% increase of the total number of ordinary shares outstanding on August 31 of the preceding calendar year of the Company on the first day of each the following nine fiscal years commencing on September 1, 2018.

During the year ended August 31, 2018, subsequent to the completion of the  IPO, the Group granted 9,172,674 share options under the Amended 2015 Plan. Vesting terms included i) immediate vesting of 100% of the share options on date of grant, ii) vesting periods of 2 years, with immediate vesting of 1/3 of the share options on date of grant, first and second anniversary of the vesting commencement date, respectively; iii) a vesting period of 4 years, with 50% and 50% of the share options vesting on the second and fourth anniversary of the vesting commencement date, respectively, or iv) vesting periods of 4 years, with 25% of the share options vesting on each anniversary of the vesting commencement date.

During the year ended August 31, 2019, the Group granted 141,997,178 share options under the Amended 2015 Plan. Vesting terms included i) immediate vesting of 100% of the share options on date of grant, ii) vesting periods of 3 years, with immediate vesting of 25% of the share options on date of grant, 1/48 of the share options in the each month 1 year after the vesting commencement date, respectively; iii) vesting periods of 3 years, with 1/3 of the share options vesting on each anniversary of the vesting commencement date; iv) vesting periods of 4 years, with 50% and 50% of the share options vesting on the second and fourth anniversary of the vesting commencement date, respectively, or v) vesting periods of 4 years, with 25% of the share options vesting on each anniversary of the vesting commencement date. During the year, the Group also granted to an executive 39,669,960 options under the Amended 2015 Plan with market conditions tied to the the Group’s market capitalization for specified periods while he remains employed by the Group. In addition, certain share options were modified to become fully invested immediately prior to an employee’s termination.

During the year ended August 31, 2019, the Group granted 14,556,320 restricted Class A oridinary shares ("Restricted Shares") under the Amended 2015 Plan. Vesting terms included i) immediate vesting of 100% of the Restricted Shares after one year of the vesting commencement date, ii) vesting periods of 4 years, with 25% of the Restricted Shares vesting on each anniversary of the vesting commencement date.

The fair value of the share options under the Amended 2015 Plan were determined on the grant dates using the binomial option pricing model with assistance from an independent valuation firm.  Pre IPO, the Group determined the fair value of its ordinary shares using the income approach based on key assumptions including WACC and DLOM. The income approach involved applying appropriate discount rates to estimated cash flows that were based on earnings forecasts. The growth rates of the Group’s revenues, as well as major milestones that it achieved, contributed to the fair value of the ordinary shares.Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares. The assumptions adopted to estimate the fair value of share options granted were as follows:

	Year ended	Year ended
	August 31, 2018	August 31, 2019
Risk-free interest rate	2.8%-4.0%	2.0%-3.1%
Expected volatility	46.0%-51.5%	51.4%-56.6%
Suboptimal exercise factor	2.50	2.20-2.80
Fair value per ordinary share	US$0.13-US$0.35	US$0.19-US$0.23

Domestic Plan

In March 2017, the Board of Directors of Shanghai OneSmart approved an employee share incentive scheme under which, incentives are provided by certain of Shanghai OneSmart’s subsidiaries to their regional management and staff (the “Domestic Plan”). According to the scheme, the subsidiaries may grant to their employees options with independent annual performance conditions specified for each tranche of options, in four tranches, as well as an additional performance condition at the end of the fourth year based on the cumulative result of the business over the term of the four years. When vested, the options are exercisable into the subsidiaries’ equity interests. The share options expire 4 years from the date of grant.

On May 2, 2017, 120,000 options were granted to employees, accounting for 8% of the total equity interests in the subsidiaries. The exercise price ranged from RMB40 to RMB160  per option. The options are equity awards measured at their fair values on May 2, 2017, the grant date. Given only the achievement of the performance conditions of the first two tranches of the options were determined to be probable, each of the first two tranches of the options was accounted for as a separate award with its own service inception date and requisite service period. On March 31, 2019, the Group modified the annual performance condition for the fourth tranch of the options granted on May 2, 2017, however, the achievement of the third and fourth traches as well as the final cumulative result of the business over the term of four years continued to improbable.  Thus, no incremental costs were incurred as a result of the modification. As of August 31, 2018 and 2019, nil and 60,000 options did not meet the performance conditions and were forfeited. The Company recorded RMB2,649 and RMB1,485  (US$208) for the 30,000 and 10,000 options vested as of August 31, 2018 and 2019.

On March 31, 2019, 10,000 options were granted to a certain employee, accounting for 1% of the total equity interests in a certain subsidiary. The exercise price is RMB80 per option. The options are equity awards measured at their fair values on March 31, 2019, the grant date, immediate vesting of 100% of the share options on date of grant.

The Group calculated the estimated fair value of the share options under the Domestic Plan on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of the share options granted under the Domestic Plan is summarized in the following table:

	For the year ended	For the year ended
	August 31, 2017	August 31, 2019
Risk-free interest rate	4.8%	2.4%
Expected volatility	47.3%	47.0%
Suboptimal exercise factor	2.50	2.80
Fair value per ordinary share	RMB203.20 and RMB285.30	RMB351.24

A summary of the share option activities under the Amended 2015 Plan is as follows:

					Weighted
		Weighted	Weighted		average
	Number of	average	average	Aggregate	remaining
	share	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of September 1, 2017	—	—	—	—	—
Granted	303,995,200	0.03	0.16
Forfeited	(2,804,550)	0.08	0.09
Outstanding as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59
Granted	181,667,138	0.10	0.05
Forfeited	(33,355,010)	0.17	0.08
Exercised	(55,658,760)	0.02	0.02
Outstanding as of August 31, 2019	393,844,018	0.05	0.13	53,966	7.80
Vested and expected to vest as of August 31, 2019	393,844,018	0.05	0.13	53,966	7.80

A summary of the Restricted Shares activities under the Amended 2015 Plan is as follows:

				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number of	grant date	intrinsic	contractual
	Restricted Shares	fair value	value	term
		US$	US$
Outstanding as of September 1, 2018	—	—	—	—
Granted	14,556,320	0.21
Forfeited	(218,440)	0.21
Outstanding as of August 31, 2019	14,337,880	0.21	2,737	2.80
Vested and expected to vest as of August 31, 2019	14,337,880	0.21	2,737	2.80

A summary of the activities under the Domestic Plan is as follows:

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	purchase	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB
Outstanding as of September 1, 2017	120,000	93.33	151.19	7,023
Granted	—	—	—
Forfeited	—	—	—
Outstanding as of August 31, 2018	120,000	93.33	151.19	79,990
Granted	10,000	80.00	148.47
Forfeited	(60,000)	93.33	151.19
Outstanding as of August 31, 2019	70,000	91.43	150.80	39,687
Vested and expected to vest as of August 31, 2019	70,000	91.43	150.80	39,687

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

Under the Amended 2015 Plan, the outstanding unvested awards including share options and Restricted Shares resulted in an aggregate intrinsic value of RMB405,664 and total unrecognized share-based compensation expense related to the unvested awards was RMB49,803 as of August 31, 2019. The expense is expected to be recognized over a weighted-average period of 1.14 years.

The Company recognized share-based compensation expense for the years ended August 31, 2017, 2018 and 2019 as follows:

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Sales and marketing	735	2,113	906	127
General and administrative	24,240	144,373	70,626	9,871
Total share-based compensation expense	24,975	146,486	71,532	9,998